                         CIGNA INTERNATIONAL STOCK FUND
                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)


                    [HORIZONTAL GLOBE GRAPHIC APPEARS HERE]

CIGNA INTERNATIONAL STOCK FUND

INVESTMENTS IN SECURITIES
JUNE 30, 1997 (UNAUDITED)

                                                                                  NUMBER             MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
EQUITIES AND EQUIVALENTS - 97.4%
ARGENTINA - 0.7%
YPF Sociedad Anomima ADR** (Oil & Gas)                                               2,000          $      61,500
                                                                                                ------------------

AUSTRALIA - 6.7%
Ausmelt Ltd. (Metal)*                                                               15,000                 22,672
Meekatharra Minerals (Mining)*                                                     150,000                 36,276
News Corporation (Media)                                                            20,000                 78,900
Rio Tinto Ltd. (Metal)                                                              15,000                255,973
Star Mining Corp. (Mining)*                                                        370,000                 50,333
Westpac Banking Corp. (Banking) Warrants*                                           30,000                149,638
                                                                                                ------------------

                                                                                                          593,792
                                                                                                ------------------

CHILE - 0.4%
Compania de Telecomucicacion ADR** (Telecommunication)                               1,062                 35,046
                                                                                                ------------------

DENMARK - 2.1%
ALM Brand (Insurance)                                                                1,500                 47,440
BG Bank (Banking)                                                                    1,250                 69,090
Tele Danmark AS (Telecommunication)                                                  1,250                 64,948
                                                                                                ------------------

                                                                                                          181,478
                                                                                                ------------------

FINLAND - 0.6%
Nokia AB (Telecommunications)                                                          700                 52,290
                                                                                                ------------------

FRANCE - 4.8%
AXA (Insurance)                                                                        742                 46,149
Banque National de Paris (Banking)                                                   2,500                103,034
Carrefour (Food Retailing)                                                              85                 61,732


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1997 (UNAUDITED)

                                                                                  NUMBER             MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------

ELF Aquitaine (Oil)                                                                    615          $      66,348
Etam Development (Merchandising/Stores)                                                880                 61,694
Societe Generale de Banque (Banking)                                                   354                 39,516
Suez Lyonn Eaux (Multi-Industry)                                                       410                 41,302
                                                                                                ------------------

                                                                                                          419,775
                                                                                                ------------------
GERMANY - 6.6%
Allianz AG Holdings (Insurance)                                                         25                 52,319
BASF AG (Chemicals)                                                                  1,125                 41,572
Bayer AG (Chemicals)                                                                   800                 30,741
Commerzbank AG (Banking)                                                             1,300                 36,821
Daimler-Benz AG (Multi - Industry)*                                                    550                 44,622
Deutsche Bank AG (Banking)                                                           1,095                 63,976
Deutsche Telekom AG (Telecommunication)                                              2,907                 70,004
Dresdner Bank AG (Banking)                                                           1,500                 51,861
Hoechst AG (Chemicals)                                                               1,025                 43,337
Mannesman AG (Machinery/General Industries)                                            150                 66,825
Siemens AG (Electricals & Electronics)                                                 765                 45,419
Veba AG (Diversified)                                                                  710                 39,895
                                                                                                ------------------

                                                                                                          587,392
                                                                                                ------------------
HONG KONG - 9.4%
Beijing Enterprises (Real Estate)                                                   15,000                 94,485
Beijing North Star (Real Estate)                                                   160,000                 77,446
Cheung Kong Holdings (Real Estate)                                                  15,000                148,116
Cheung Kong Infras (Building, Heavy Construction)                                   32,000                 92,729
China Everbright (Metal)                                                            30,000                 85,932


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1997 (UNAUDITED)

                                                                                  NUMBER             MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
China Res Beijing Land (Real Estate)                                               150,000           $    111,329
HSBC Holdings (Banking)                                                              2,942                 88,481
Innovative International Holdings (Industrial Components)                          100,000                 52,276
Shanghai Industrial Holdings (Tobacco)                                               6,000                 37,329
Tem Fat Hing Fung Holdings (Retail)                                                120,000                 44,919
                                                                                                ------------------

                                                                                                          833,042
                                                                                                ------------------

ITALY - 1.8%
Eni SPA (Oil)                                                                        7,750                 43,890
Pirelli SPA (Tires)                                                                 18,000                 44,588
San Paolo (Banking)                                                                  2,650                 19,319
Telecom Italia  (Telecommunication)                                                 18,125                 54,282
                                                                                                ------------------

                                                                                                          162,079
                                                                                                ------------------

JAPAN - 27.9%
Bank of Tokyo Mitsubishi (Banking)*                                                  5,000                100,332
Canon Aptex Inc. (Machinery)                                                           800                 14,308
Canon, Inc. (Precision Instrument)                                                   5,000                136,102
Fuji Machine Mfg (Machinery)                                                         5,000                181,033
Fujitsu Ltd. (Electronics)                                                           8,000                110,975
Hitachi (Electronics)                                                                7,000                 78,171
Ibiden (Electrical Machinery)                                                        7,000                100,768
Industrial Bank Japan (Banking)                                                        240                  3,727
Minebea Co. (Machinery)                                                              5,000                 53,219
Miroku Jyoho Services, Ltd. (Accounting Soft Services)*                                800                 13,959
Mitsubishi Heavy Industries (Ship Building and Repair)                              10,000                 76,688
Mitsui Fudosan Co. (Real Estate)                                                     8,000                110,277
NEC Corp. (Electrical Machinery)                                                     5,000                 69,796
Nippon Telephone & Telegraph (Telecommunication)                                        10                 95,969


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1997 (UNAUDITED)

                                                                                  NUMBER             MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
Nippon Trust Bank (Banking)                                                         30,000           $    101,815
NTT Data Communications Systems (Data Processing)                                        1                 38,649
Ohbayashi Corp. (Construction & Housing)                                            20,000                133,834
Orix Corp. (Financial Services)                                                      1,500                111,106
Sanwa Bank Ltd. (Banking)                                                            5,000                 74,158
Seven-Eleven Japan (Merchandising)                                                   1,000                 75,554
Shin-Etsu Chem Co. (Chemicals)                                                       5,000                132,615
Sony Corp. (Electronics)                                                             2,000                174,315
Sumitomo Realty & Development (Real Estate)                                         10,000                 88,117
Sumitomo Sitix (Non-Ferrous Metals)                                                  3,000                 64,125
TDK Corp. (Electronics Components)                                                   1,000                 73,373
Tokyo Electronics (Electronics)                                                      2,000                 95,620
Tokyo Seimitsu Co. (Machinery & Engineering)                                         5,000                 97,714
Yamato Transport (Transportation)                                                    5,000                 62,380
                                                                                                ------------------

                                                                                                        2,468,699
                                                                                                ------------------

MALAYSIA - 1.7%
Konsortium Perkapalan (Transportation/Marine)*                                      10,000                 59,033
Malaysian Resources Corp. (Real Estate)                                             15,000                 41,303
Renong Berhad (Multi - Industry) *                                                  40,000                 52,298
                                                                                                ------------------

                                                                                                          152,634
                                                                                                ------------------

MEXICO - 1.8%
Cemex SA (Cement)                                                                    6,750                 29,387
Desc. Formento Industries B (Miscellaneous)                                          3,096                 23,062
Desc. Formento Industries C (Miscellaneous)                                         10,000                 74,489
Telefonos de Mexico SA ADR** (Telecommunications)                                      750                 35,813
                                                                                                ------------------

                                                                                                          162,751
                                                                                                ------------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1997 (UNAUDITED)

                                                                                  NUMBER             MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 5.1%
Baan Company NV (Electronic Components)                                                795          $      53,867
Ing Groep NV (Insurance & Finance)                                                     964                 44,445
Kon PTT Nederland (Telecommunications)                                               1,400                 54,919
Philips Electronic (Electronics)                                                     1,050                 75,210
Randstad Holdings (Business & Public Services)                                         420                 44,292
Royal Dutch Petroleum (Energy)                                                       2,600                136,431
Unilever NV (Food & Beverage)                                                          180                 37,891
                                                                                                ------------------

                                                                                                          447,055
                                                                                                ------------------

NEW ZEALAND - 4.0%
Air New Zealand (Airline)                                                           15,000                 45,849
Carter Holt Harvey Ltd. (Forest Products)                                           60,379                156,257
Fernz Corp. (Forest Products)                                                       10,000                 33,963
Fletcher Challenge Forests (Forest Products)                                        50,000                 72,680
Shortland Properties (Real Estate)                                                  60,000                 40,755
                                                                                                ------------------

                                                                                                          349,504
                                                                                                ------------------

NORWAY - 0.6%
Norsk Hydro (Energy)                                                                 1,000                 54,440
                                                                                                ------------------

SINGAPORE - 2.5%
City Development Ltd. (Real Estate)                                                  5,000                 48,961
Electronic Resources (Electronics)                                                  30,000                 47,213
Electronic Resources (Electronics) Warrants*                                        10,309                 10,311
Overseas-Chinese Banking Corp., Ltd. (Banking)                                       2,760                 28,571
Sing Techs Automotive (Automobile)                                                  24,000                 60,097
Wing Tai Holdings (Real Estate)                                                     10,000                 28,817
                                                                                                ------------------

                                                                                                          223,970
                                                                                                ------------------


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1997 (UNAUDITED)


                                                                                  NUMBER             MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.9%
Gold Fields of South Africa (Mining)                                                 1,700          $      40,093
Western Areas Gold Mining (Mining)                                                   6,022                 40,483
                                                                                                ------------------

                                                                                                           80,576
                                                                                                ------------------

SPAIN - 0.7%
Banco Bilbao Vizcaya Esp (Banking)                                                     250                 20,309
Telefonica Esp (Telecommunication)                                                   1,400                 40,475
                                                                                                ------------------

                                                                                                           60,784
                                                                                                ------------------

SWEDEN - 0.9%
Assi Doman (Forest Products)                                                         1,500                 42,660
Sparbanken Sverige (Banking)                                                         1,000                 22,235
Swedish Match (Automobiles)                                                          3,600                 12,100
                                                                                                ------------------

                                                                                                           76,995
                                                                                                ------------------

SWITZERLAND - 5.0%
Ares-Serono SA (Health & Personal Care)                                                 38                 55,048
Credit Suisse Group (Banking)                                                          350                 44,949
Nestle SA (Food & Household Products)                                                   35                 46,171
Novartis AG (Health & Personal Care)                                                    65                103,911
Roche Holdings AG (Health & Personal Care)                                              10                 90,445
Schweiz Bankverein (Banking)                                                           200                 53,493
Sulzer AG (Machinery & Engineering)                                                     55                 47,089
                                                                                                ------------------

                                                                                                          441,106
                                                                                                ------------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1997 (UNAUDITED)


                                                                                  NUMBER             MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
THAILAND - 0.3%
Industrial Finance Corp. (Financial Services)                                       20,000          $      25,478
                                                                                                ------------------

UNITED KINGDOM - 12.8%
Associated British Ports Holdings PLC (Transportation)                               4,000                 17,086
BAT Industries PLC (Tobacco)                                                         8,250                 73,846
BTR PLC (Diversified) Warrants*                                                        229                      8
British Telecommunications PLC (Telecommunications)                                  5,500                 40,850
Burton Group (Merchandising)                                                        27,000                 52,832
Cable & Wireless PLC (Telecommunication)                                            25,000                131,975
Cadbury Schweppes (Bevarages & Tobacco)                                             10,000                 89,260
Energy Group PLC (Multi Industry)                                                    2,870                 30,636
FTSE Index Put Option (Miscellaneous)                                                    7                 21,041
Glaxo Wellcome  (Pharmaceutical)                                                     5,000                103,457
Grand Metropolitan (Diversified)                                                     8,000                 77,003
Land Securities (Real Estate)                                                       10,000                141,550
Lasmo PLC (Energy)                                                                  25,000                109,077
Prudential PLC (Life Assurance)                                                     16,539                161,652
Reuters Holdings (Media)                                                             7,300                 76,952
                                                                                                ------------------

                                                                                                        1,127,225
                                                                                                ------------------

VENEZUELA - 0.1%
Corimon S.A.C.A., ADR** (Paints)                                                     1,000                  1,125
                                                                                                ------------------






The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

JUNE 30, 1997 (UNAUDITED)


                                                                                  NUMBER             MARKET
                                                                                  OF SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES - 97.4%
      (Total Cost - $6,929,007)                                                                       $ 8,598,736
Cash and Other Assets Less Liabilities - 2.6%                                                             231,989
                                                                                                ------------------

NET ASSETS - 100.0%
(equivalent to $12.57 per share based on 702,608
      shares outstanding)                                                                             $ 8,830,725
                                                                                                ==================


*     Non-income Producing Securities.
** An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.




The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS:
Investments in securities at value (Cost - $6,929,007)                                      $      8,598,736
Foreign currency (Cost - $142,700)                                                                   141,998
Cash on deposit with custodian                                                                           528
Dividends receivable                                                                                  34,754
Receivable for investments sold                                                                      161,048
Receivable from advisor                                                                                7,939
Investment for deferred compensation plan (Cost - $15,239)                                            17,949
Other assets                                                                                           9,312
                                                                                           ------------------

      TOTAL ASSETS                                                                                 8,972,264
                                                                                           ------------------

LIABILITIES:
Payable for investments purchased                                                                     85,924
Payable for deferred compensation plan                                                                17,949
Other accrued expenses                                                                                37,666
                                                                                           ------------------

      TOTAL LIABILITIES                                                                              141,539
                                                                                           ------------------

NET ASSETS (applicable to 702,608 shares of beneficial interest with par value of $.001 per share issued and outstanding; unlimited number of shares
      authorized)                                                                             $    8,830,725
                                                                                           ==================
Shares outstanding                                                                                   702,608
                                                                                           ==================
Net asset value, offering price and redemption price per share                                $        12.57
                                                                                           ==================

COMPONENTS OF NET ASSETS:
Capital paid in                                                                                  $ 7,424,892
Distributions in excess of net investment income                                                      (8,487)
Net unrealized appreciation of investments, deferred
      compensation plan, foreign currencies and other net assets.                                  1,680,001
Accumulated net realized loss on investments                                                        (265,681)
                                                                                           ------------------
NET ASSETS                                                                                       $ 8,830,725
                                                                                           ==================

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME
INCOME:
      Dividends (net of foreign taxes withheld of $12,793)                                        $      88,106
      Interest
                                                                                                              -
                                                                                              ------------------

                                                                                                         88,106
EXPENSES:
      Custodian fees and expenses                                                                        34,301
      Investment advisory fees                                                                           32,049
      Auditing and legal fees                                                                            12,604
      Administrative services                                                                            10,175
      Other                                                                                               9,019
                                                                                              ------------------

      Total expenses                                                                                     98,148

      Less expenses waived by investment advisor                                                        (53,181)
                                                                                              ------------------

      Net expenses                                                                                       44,967
                                                                                              ------------------

NET INVESTMENT INCOME                                                                                    43,139
                                                                                              ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
      FOREIGN CURRENCIES AND OTHER NET ASSETS:
      Net realized loss from securities transactions                                                   (279,561)
      Net realized loss on foreign currencies and forward
           foreign exchange contracts                                                                   (39,913)
      Net unrealized appreciation of investments                                                      1,026,575
      Net unrealized appreciation of foreign currencies and
           other net assets                                                                              11,038
                                                                                              ------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
      FOREIGN CURRENCIES AND OTHER NET ASSETS                                                           718,139
                                                                                              ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $    761,278
                                                                                              ==================

The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                        YEAR
                                                                              SIX MONTHS                ENDED
                                                                                 ENDED                DECEMBER 31,
                                                                             JUNE 30, 1997               1996
                                                                           -----------------------------------------

OPERATIONS:
Net investment income                                                          $      43,139          $      49,528
Net realized gain (loss) from securities transactions
      and foreign currency transactions                                             (319,474)               361,511
Net unrealized appreciation of investments,
      deferred compensation plan, foreign currencies
      and other net assets                                                         1,037,613                 77,333
                                                                           ------------------     ------------------

Net increase in net assets from operations                                           761,278                488,372
                                                                           ------------------     ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                                 -                (54,926)
In excess of net investment income                                                         -                (84,848)
From net realized capital gains                                                            -               (195,624)
                                                                           ------------------     ------------------
Total distributions to shareholders                                                        -               (335,398)
                                                                           ------------------     ------------------

CAPITAL SHARE TRANSACTIONS:
Net asset value of shares issued to shareholders
      in reinvestment of dividends and distributions                                       -                335,398
                                                                           ------------------     ------------------

Net increase from capital share transactions                                               -                335,398
                                                                           ------------------     ------------------
Net increase in net assets                                                           761,278                488,372

NET ASSETS:
Beginning of period                                                                8,069,447              7,581,075
                                                                           ------------------     ------------------

End of period (including overdistributed net investment
      income of $8,487 and $52,695 respectively)                                 $ 8,830,725            $ 8,069,447
                                                                           ==================     ==================


The Notes to Financial Statements are an integral part of these statements.

CIGNA INTERNATIONAL STOCK FUND  Notes to Financial Statements (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA International Stock Fund (the "Fund") was organized as the sole series of CIGNA Institutional Funds Group, a Massachusetts business trust (the "Trust") on August 10, 1992 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's objective is to provide long-term growth of capital by investing primarily in common stocks, preferred stocks and convertible debt of companies based outside the United States. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a United States or foreign securities exchange are valued at the last sale price or, if there is no such price available, at the last bid price. Portfolio securities that are traded on foreign securities exchanges are generally valued at the preceding closing prices of such securities on their respective exchanges. A security that is listed or traded on more than one exchange is valued on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price which may be based on valuations furnished from a pricing service or from independent securities dealers. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trustees.
B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when such information becomes available, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.
C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.
D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a reclass to paid in capital may be required.
E. CURRENCY TRANSLATION AND FORWARD CURRENCY CONTRACTS - Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates as follows: assets and liabilities at the rate of exchange at the end of the period, purchases and sales of securities and expenses at the rate of exchange prevailing on the dates of such transactions. The Fund from time to time may enter into foreign currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund enters into these transactions either on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency exchange contracts to purchase or sell foreign currencies. Realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains and losses arising from the sale of holdings of foreign currencies, foreign currency exchange rate fluctuations between trade dates and settlement dates on securities transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received.

CIGNA INTERNATIONAL STOCK FUND Notes to Financial Statements (Unaudited) (Continued)


2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. (CII), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.80% applied to the average daily net assets of the Fund. CII has voluntarily agreed to reimburse such portion of its fee and absorb other expenses as is necessary to cause the total annual operating expenses of the Fund not to exceed 1.10% of the Fund's average daily net assets (1.25% prior to July 1, 1996).

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1997, the Fund paid or accrued $10,175.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $4,785,146 and $4,248,139, respectively, for the six months ended June 30, 1997. As of June 30, 1997 the cost of securities for Federal income tax purposes was $6,939,701. At June 30, 1997, unrealized appreciation for Federal income tax purposes aggregated $1,657,629 of which $1,888,902 related to appreciated securities and $231,273 related to depreciated securities.

5. FORWARD CURRENCY CONTRACTS. During the year, the Fund has entered into various forward currency contracts under which it has been obligated to exchange currencies at certain specified dates. Risks arise from the possible inability of the counterparties to meet the terms of their contracts and from the movement of currency values. The outstanding contract at June 30, 1997 was as follows:

                             Contract to
Settlement         --------------------------------          Unrealized
 Date              Receive                  Deliver         Appreciation
 ----              -------                  -------         ------------
8/19/97         JPY 92,869,032             $825,296               $7,733

JPY = Japanese Yen

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest with a par value of $.001 per share. All of the shares outstanding at December 31, 1996 were owned by the Century Indemnity Company. The only transaction in capital stock for the period from January 1, 1996 to June 30, 1997 was the reinvestment of a dividend and distribution in the amount of $335,398 in 29,723 additional shares on December 31, 1996.

CIGNA INTERNATIONAL STOCK FUND Notes to Financial Statements (Unaudited) (Continued)

8. FINANCIAL HIGHLIGHTS. The following selected per share data is computed on the basis of a share outstanding throughout each period:

------------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
                                                 Six Months                    Year Ended                   January 11, 1993*
                                                    Ended                     December 31,                      through
                                               June 30, 1997       1996           1995          1994       December 31, 1993
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD             $       11.48   $    11.27     $    11.77     $   13.21           $    10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income**                                   0.06         0.08           0.15          0.04                 0.09
Net realized and unrealized gains on
securities transactions, foreign currencies
and forward foreign exchange contracts                    1.03         0.62           0.23          0.33                 4.18
                                                         -----        -----          -----         -----                -----
TOTAL FROM INVESTMENT OPERATIONS                          1.09         0.70           0.38          0.37                 4.27
                                                         -----        -----          -----         -----                -----
LESS DISTRIBUTIONS:
Distributions from net investment income                     -        (0.08)         (0.15)        (0.04)               (0.09)
Distributions in excess of net investment                    -        (0.12)         (0.12)            -                (0.02)
Distributions from capital gains                             -        (0.29)         (0.61)        (1.77)               (0.95)
                                                         -----        ------         ------        ------               ------
TOTAL DISTRIBUTIONS                                          -        (0.49)         (0.88)        (1.81)               (1.06)
                                                         -----        ------         ------        ------               ------
NET ASSET VALUE, END OF PERIOD                   $       12.57   $    11.48     $    11.27     $   11.77           $    13.21
                                                 =============   ============   ============   ============        ============

TOTAL INVESTMENT RETURN                                   9.49%        6.36%          3.40%         2.77%               42.73%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)          $       8,831    $   8,069     $    7,581     $   7,335           $    7,136
Ratio of operating expenses to average net
  assets (a)                                              0.56%        1.12%          1.14%         1.25%                1.25%
Ratio of net investment income to average net
  assets (b)                                              0.53%        0.63%          0.37%         0.32%                0.75%
Portfolio turnover                                          56%          60%            63%           63%                  66%

a. Ratios of expenses to average net assets prior to expense reimbursements were 1.21%, 2.61%, 2.59%, 2.35% and 2.67%, respectively, for 1997, 1996, 1995,
   1994 and 1993. Per share expenses prior to reduction were $0.14, $0.29, $0.28, $0.29 and $0.30, respectively.
b. Ratios of net investment income to average net assets prior to expense reimbursements were (0.12)%, (0.85)%, (1.08)%, (0.78)% and (0.73)%, respectively, for 1997, 1996, 1995, 1994 and 1993. Per share net investment loss amounts prior to reduction were $(0.01), $(0.10), $(0.12), $(0.10) and $(0.08), respectively.
*  Commencement of operations.
** Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated/ overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
***For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rule structures may differ.